RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GW	Dec. 31, 2020 $ / MWh	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 £ / $	Dec. 31, 2020 ¥ / $	Dec. 31, 2020 ₨ / $	Dec. 31, 2020 R$ / $	Dec. 31, 2019 GW	Dec. 31, 2019 $ / MWh	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 € / $	Dec. 31, 2019 £ / $	Dec. 31, 2019 ¥ / $	Dec. 31, 2019 ₨ / $	Dec. 31, 2019 R$ / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ 56	$ 57
Notional amount	$ 376	$ 328
Notional amount – GWh (in gigawatts) | GW			11,478,000,000											10,010,000,000
Maturity dates	2021 - 2027	2020 - 2027
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in USD per megawatt-hour) | $ / MWh				33											33
Change in discounted spot value of outstanding hedging instruments	$ 17	$ 21
Change in value of hedged item used to determine hedge effectiveness	(19)	(22)
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(239)	(65)
Notional amount	$ 546	$ 566			$ 342	€ 1,279	$ 619									$ 334	€ 349	$ 227
Maturity dates	2021 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ (56)	$ (28)
Change in value of hedged item used to determine hedge effectiveness	59	33
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(71)	(23)
Notional amount	$ 30	$ 54
Maturity dates	2021 - 2022	2020 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in USD per megawatt-hour)								0	0.87	0.81	7.14	76.39	5.38						1.30	0.87	0.82	7.22	74.48	0
Foreign exchange swaps | Canada, Dollars
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 0	$ 72
Foreign exchange swaps | Euro Member Countries, Euro
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	412	380
Foreign exchange swaps | United Kingdom, Pounds
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	212	170
Foreign exchange swaps | China, Yuan Renminbi
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	294	195
Foreign exchange swaps | India, Rupees
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	230	47
Foreign exchange swaps | Brazil, Brazil Real
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 73	$ 0